Share capital and shares held in treasury - Summary of number of ordinary shares (Details) - GBP (£) £ / shares in Units, £ in Millions	2 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 05, 2025
Share capital and shares held in treasury
Shares issued at start of year	1,828,060,365	1,880,844,719	1,906,907,605
Treasury shares at start of year	(9,000,000)	(24,900,000)
Shares outstanding at start of year	1,819,061,446	1,855,941,895	1,881,500,000
Issue of ordinary shares		2,215,646	2,937,114
Repurchase of ordinary shares		(39,500,000)	(28,900,000)	(30,900,000)
Net release of shares by the employee benefit trust		400,000	400,000
Cancellation of ordinary shares		(55,000,000)	(29,000,000)
Cancellation of treasury share		55,000,000	29,000,000
Shares issued at end of year		1,828,060,365	1,880,844,719	1,906,907,605
Treasury shares at end of year		(9,000,000)	(24,900,000)
Shares outstanding at end of year		1,819,061,446	1,855,941,895	1,881,500,000
Average price of ordinary shares repurchased		£ 37.97
Repurchase of ordinary shares		£ 1,500	£ 1,000	£ 800
Value of ordinary shares non-discretionary repurchase programme					£ 250
Accrual for ordinary shares non-discretionary repurchase programme		£ 250
Number of ordinary shares repurchased under non-discretionary programme	8,800,000
Shares purchased by Employee Benefit Trust		1,900,000
Purchase of shares by Employee Benefit Trust		£ 76	75	50
Shares held by the Employee Benefit Trust, amount		£ 153	£ 139	£ 117
Treasury shares held by employee benefit trust		4,891,047	5,295,154	5,663,529
Treasury shares held by parent company		4,107,872	19,607,670	19,712,193